UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011
                                                 ----------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Astenbeck Capital Management LLC
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          500 Nyala Farm Road
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          Westport,  Connecticut 06880
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Form 13F File Number:     028-14243
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael D. Young
          --------------------------------------------
Title:    Executive Vice President and General Counsel
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Phone:    203-221-6725
          -------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael D. Young       Westport, Connecticut       May 13, 2011
----------------------   -------------------------   -----------------
    [Signature]               [City, State]               [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                2
                                         -----------------------

Form 13F Information Table Entry Total:          40
                                         -----------------------

Form 13F Information Table Value Total:        356,050
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                                             (x thousand)


List of Other Included Managers:

1.     Astenbeck Holdings LLC


2.     AJH Capital LLC

              COLUMN 1        COLUMN 2     COLUMN 3     COLUMN 4      COLUMN 5      COLUMN 6  COLUMN              COLUMN 8
                              TITLE OF                  VALUE (x SHRS OR  SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
           NAME OF ISSUER      CLASS         CUSIP      $1000)   PRN AMT  PRN CALL DISCRETION MANAGER      SOLE     SHARED     NONE
ANADARKO PETROLEUM CORP       Com          032511107      7,495    91,488 SH         Defined    1, 2       91,488
APACHE CORP                   Com          037411105      7,594    58,002 SH         Defined    1, 2       58,002
BARRICK GOLD CORP             Com          067901108        954    18,374 SH         Defined    1, 2       18,374
BP PLC                        SPONSORED
                              ADR          055622104        505    11,435 SH         Defined    1, 2       11,435
BRIGHAM EXPLORATION CO        Com          109178103      1,472    39,601 SH         Defined    1, 2       39,601
CANADIAN NAT RES LTD          Com          136385101      7,248   146,639 SH         Defined    1, 2      146,639
CHESAPEAKE ENERGY CORP        Com          165167107      6,910   206,131 SH         Defined    1, 2      206,131
CHEVRON CORP NEW              Com          166764100     24,465   227,600 SH         Defined    1, 2      227,600
CIMAREX ENERGY CO             Com          171798101      3,128    27,140 SH         Defined    1, 2       27,140
CONOCOPHILLIPS                Com          20825C104     14,339   179,556 SH         Defined    1, 2      179,556
CONSOL ENERGY INC             Com          20854P109      1,230    22,936 SH         Defined    1, 2       22,936
CONTINENTAL RESOURCES INC     Com          212015101      4,850    67,855 SH         Defined    1, 2       67,855
CORE LABORATORIES N V         Com          N22717107      9,348    91,497 SH         Defined    1, 2       91,497
COSAN LTD                     SHS A        G25343107      1,352   104,797 SH         Defined    1, 2      104,797
DEVON ENERGY CORP NEW         Com          25179M103     16,078   175,201 SH         Defined    1, 2      175,201
EXXON MOBIL CORP              COM          30231G102     10,379   123,365 SH         Defined    1, 2      123,365
FLUOR CORP NEW                Com          343412102      5,362    72,795 SH         Defined    1, 2       72,795
FREEPORT-MCMORAN COPPER & GO  Com          35671D857      2,268    40,830 SH         Defined    1, 2       40,830
GERDAU S A                    SPONSORED
                              ADR          373737105      1,395   111,602 SH         Defined    1, 2      111,602
HALLIBURTON CO                Com          406216101     19,564   392,538 SH         Defined    1, 2      392,538
HESS CORP                     Com          42809H107     18,643   218,794 SH         Defined    1, 2      218,794
MARATHON OIL CORP             Com          565849106      1,429    26,814 SH         Defined    1, 2       26,814
MARKET VECTORS ETF TR         GOLD MINER
                              ETF          57060U100     30,996   541,361 SH         Defined    1, 2      541,361
MOSAIC CO                     Com          61945A107      2,626    33,344 SH         Defined    1, 2       33,344
MURPHY OIL CORP               Com          626717102     13,012   177,233 SH         Defined    1, 2      177,233
NATIONAL OILWELL VARCO INC    Com          637071101     20,988   264,764 SH         Defined    1, 2      264,764
OIL SVC HOLDRS TR             DEPOSTRY
                              RCPT         678002106     25,037   152,330 SH         Defined    1, 2      152,330
PEABODY ENERGY CORP           Com          704549104      2,644    36,747 SH         Defined    1, 2       36,747
PETROLEO BRASILEIRO SA PETRO  SPONSORED
                              ADR          71654V408      7,929   196,120 SH         Defined    1, 2      196,120
RANGE RES CORP                Com          75281A109        398     6,805 SH         Defined    1, 2        6,805
ROYAL DUTCH SHELL PLC         SPONS ADR A  780259206     16,554   227,208 SH         Defined    1, 2      227,208
SCHLUMBERGER LTD              Com          806857108     20,050   214,987 SH         Defined    1, 2      214,987
SELECT SECTOR SPDR TR         SBI INT-
                              ENERGY       81369Y506     19,939 1,697,252 SH         Defined    1, 2    1,697,252
SPDR SERIES TRUST             S&P OILGAS
                              EXP          78464A730      4,414   465,146 SH         Defined    1, 2      465,146
STATOIL ASA                   SPONSORED
                              ADR          85771P102      2,709    97,992 SH         Defined    1, 2       97,992
SUNCOR ENERGY INC NEW         Com          867224107      6,301   140,528 SH         Defined    1, 2      140,528
TETRA TECHNOLOGIES INC DEL    Com          88162F105        595    38,648 SH         Defined    1, 2       38,648
UNITED STATES STL CORP NEW    Com          912909108      1,652    30,623 SH         Defined    1, 2       30,623
VALE S A                      ADR          91912E105      1,429    42,848 SH         Defined    1, 2       42,848
WHITING PETE CORP NEW         Com          966387102     12,769   173,843 SH         Defined    1, 2      173,843